Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Basel Regulatory Capital
The following table sets forth the Basel III regulatory capital ratios at December 31, 2019 and 2018, respectively for PNC and PNC Bank.
Table 94: Basel Regulatory Capital (a)

	Amount		Ratios
December 31 Dollars in millions	2019	2018	2019	2018	“Well Capitalized” Requirements
Risk-based capital
Common equity Tier 1
PNC	$32,478	$30,905	9.5%	9.6%	N/A
PNC Bank	$32,215	$30,046	9.9%	9.8%	6.5%
Tier 1
PNC	$36,306	$34,735	10.7%	10.8%	6.0%
PNC Bank	$32,215	$30,046	9.9%	9.8%	8.0%
Total
PNC	$43,331	$41,606	12.7%	13.0%	10.0%
PNC Bank	$39,074	$36,510	12.1%	11.9%	10.0%
Leverage
PNC	$36,306	$34,735	9.1%	9.4%	N/A
PNC Bank	$32,215	$30,046	8.3%	8.3%	5.0%
(a)
Calculated using the regulatory capital methodology applicable to us during both 2019 and 2018.